OTHER INCOME AND EXPENSES, NET	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OTHER INCOME AND EXPENSES, NET	OTHER INCOME AND EXPENSES, NET

	For the year ended December 31,
Other Income	2024	2023	2022
Remeasurement of contingent consideration (note 29.9.1)	5,736	4,227	967
Gain from sale of cryptocurrencies	1,146	—	—
Reversal Impairment of cryptocurrencies (note 16)	174	822	—
Insurance recovery (*)	—	2,239	—
Other Remeasurements	—	254	—
Other	2,807	1,883	1,580
Subtotal	9,863	9,425	2,547

Other Expense
Other Remeasurements	(1,711)	—	—
Write-off of convertible notes (note 3.12)	(1,114)	—	—
Fixed and intangibles assets derecognition and disposals	(971)	(1,134)	(1,632)
Impairment of cryptocurrencies	—	—	(1,017)
Other	(443)	(1,689)	(293)
Subtotal	(4,239)	(2,823)	(2,942)
TOTAL	5,624	6,602	(395)
(*) During 2023 the Company collected 2,239 from the insurance related to the Cybersecurity Event of 2022. See note 32.1.